Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2021 USD ($) $ / £	Jun. 30, 2021 USD ($) $ / £	Dec. 31, 2020 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.3486	1.3820	1.3655
US dollar
Financial risk management activities
Net debt	$ 636,977	$ 626,300	$ 647,566
Hedged future USD revenues	(34,124)	(61,453)	(63,720)
Unhedged USD borrowings	602,853	564,847	583,846
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (13,023)	$ (23,700)	$ (2,434)